CONSOLIDATED FINANCIAL STATEMENTS DETAILS - Interest Income, Other Income/(Loss), Net, Income and non-income taxes payable and Revenues (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 RUB (₽)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 RUB (₽)	Dec. 31, 2021 RUB (₽)	Dec. 31, 2023 USD ($)
Interest income
Bank deposits	₽ 4,261	$ 47.5	₽ 3,749	₽ 3,720
Other	1,376	15.4	974	895
Total interest income	5,637	62.9	4,723	4,615
Other Income/ (Loss), net
Foreign exchange gains	22,852	254.8	9,393	235
Income and non-income taxes payable
Income tax payable	2,864		2,511		$ 31.9
Revenues
Revenues related to sales of goods	₽ 142,060	$ 1,583.9	₽ 91,998	₽ 55,910